LEASE OBLIGATIONS (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
Lease Obligations
SCHEDULE OF OPERATING LEASE

	Vancouver Office	Virginia Office	Nevada Office	Pilot Plant	Total
	$	$	$	$	$

Balance, October 31, 2020	18,123	–	12,211	350,593	380,927
Additions	91,237	260,649	–	–	351,886
Lease payments	(47,931)	(5,137)	(9,457)	(139,037)	(201,562)
Interest expenses	3,076	3,019	219	19,005	25,319
Prior period adjustment	–	–	(3,065)	–	(3,065)
Foreign exchange effect	2,099	4,081	92	24,548	30,820
Balance, October 31, 2021	66,604	262,612	–	255,109	584,325
Lease payments	(12,097)	–	–	(34,538)	(46,635)
Interest expenses	1,076	4,575	–	3,589	9,240
Foreign exchange effect	–	–	–	(6,576)	(6,576)
Balance, January 31, 2022	55,583	267,187	–	217,584	540,354

Which consist of:
Current lease obligation	47,548	44,823	–	127,938	220,309
Non-current lease obligation	8,035	222,364	–	89,646	320,045
Balance, January 31, 2022	55,583	267,187	–	217,584	540,354

	Vancouver Office	Virginia Office	Nevada Office	Pilot Plant	Total
	$	$	$	$	$

Balance, October 31, 2019	–	–	–	–	–
Initial adoption of ASU 2016-02	60,418	–	23,131	–	83,549
Additions	–	–	–	354,263	354,263
Lease payments	(43,627)	–	(14,990)	(10,831)	(69,448)
Interest expenses	2,477	–	1,005	3,551	7,033
Foreign exchange effect	(1,145)	–	3,065	3,610	5,530
Balance, October 31, 2020	18,123	–	12,211	350,593	380,927
Additions	91,237	260,649	–	–	351,886
Lease payments	(47,931)	(5,137)	(9,457)	(139,037)	(201,562)
Interest expenses	3,076	3,019	219	19,005	25,319
Prior period adjustment	–	–	(3,065)	–	(3,065)
Foreign exchange effect	2,099	4,081	92	24,548	30,820
Balance, October 31, 2021	66,604	262,612	–	255,109	584,325

Which consist of:
Current lease obligation	46,270	16,328	–	129,447	192,045
Non-current lease obligation	20,334	246,284	–	125,662	392,280
Balance, October 31, 2021	66,604	262,612	–	255,109	584,325